Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

NOTE 8:- ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2020	2019

Advances from customers	$372	$353
Accrued expenses	143	166
Operating lease liabilities	196	154
Employees and payroll accruals	155	152
Liability for vacation pay	134	115
Warranty provision	124	160
Related party (1)	8	87
Other payables	66	81

	$1,198	$1,268

(1)	Compensation to the chairman of the Board of Directors (“BOD”) as of December 31 ,2020 and 2019. The total fees to the chairman of the BOD recorded in general and administrative expenses for the years ended on December 31, 2020 and 2019, amounted to $32 and $25, respectively.